Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) award	Dec. 31, 2020 USD ($) award	Dec. 31, 2019 USD ($) award
Annual Performance Plan [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	413,000	496,000	591,000
Granted	90,000	138,000	217,000
Vested	(147,000)	(188,000)	(276,000)
Share capital consolidation			(21,000)
Lapsed or cancelled	(8,000)	(33,000)	(15,000)
Ending balance	348,000	413,000	496,000
Fair value of awards granted during the year | $	$ 68.885	$ 49.650	$ 58.887
Weighted average remaining contract life (years)	6 months	1 year	1 year 1 month 6 days
LTIP Performance-related awards [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	814,000	695,000	1,088,000
Granted	281,000	383,000	287,000
Vested	(70,000)	(179,000)	(293,000)
Lapsed or cancelled	(153,000)	(85,000)	(387,000)
Ending balance	872,000	814,000	695,000
Fair value of awards granted during the year | $	$ 46.763	$ 24.735	$ 49.856
Weighted average remaining contract life (years)	1 year 2 months 12 days	1 year 4 months 24 days	1 year 3 months 18 days
LTIP Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	1,421,000	1,275,000	1,301,000
Granted	442,000	696,000	540,000
Vested	(391,000)	(413,000)	(422,000)
Lapsed or cancelled	(122,000)	(137,000)	(144,000)
Ending balance	1,350,000	1,421,000	1,275,000
Fair value of awards granted during the year | $	$ 65.597	$ 43.975	$ 58.621
Weighted average remaining contract life (years)	1 year 2 months 12 days	1 year 3 months 18 days	1 year 2 months 12 days